RELATED PARTY TRANSACTIONS - Seller's Credits From Affiliates of Hemen Additional Information (Details) $ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2017 USD ($)	Oct. 31, 2017 USD ($) vessel	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2013 vessel
Related Party Transaction [Line Items]
Number of vessels acquired				16		2
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels acquired					3
Panamax Vessels [Member]
Related Party Transaction [Line Items]
Number of vessels acquired				8
Panamax Vessels [Member] | Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels acquired				2	2
Seller's credit loan per vessel | $			$ 22.5	$ 22.5
Capesize Vessels [Member] | Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels acquired		2
Seller's credit, percentage of price		50.00%
Seller's credit loan per vessel | $	$ 21.5	$ 21.5
Seller's Credit [Member] | Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Long-term debt | $					$ 22.5
Debt term		3 years
London Interbank Offered Rate (LIBOR) [Member] | Seller's Credit [Member] | Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Variable interest rate		3.00%			3.00%